Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[2]	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	[1]	€ 20,431			€ 22,629
Amortization expense	[1]	(777)	€ (898)
Other intangible assets, ending balance		20,431
Gross value
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		75,175			81,066
Changes in scope of consolidation		500
Acquisitions and other increases		676
Disposals and other decreases		(228)
Currency translation differences		(6,547)
Transfers		(292)
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(54,744)			(58,437)
Disposals and other decreases		229
Currency translation differences		4,239
Transfers		287
Amortization expense		(852)
Impairment losses, net of reversals		(210)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					8,369
Other intangible assets, ending balance		8,048
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		12,297			12,866
Changes in scope of consolidation		500
Acquisitions and other increases		332
Disposals and other decreases		(22)
Currency translation differences		(1,339)
Transfers		(40)
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(4,249)			(4,497)
Disposals and other decreases		22
Currency translation differences		427
Transfers		0
Amortization expense		0
Impairment losses, net of reversals		(201)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					13,841
Other intangible assets, ending balance		11,984
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		61,048			66,348
Changes in scope of consolidation		0
Acquisitions and other increases		302
Disposals and other decreases		(199)
Currency translation differences		(5,159)
Transfers		(244)
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(49,064)			(52,507)
Disposals and other decreases		199
Currency translation differences		3,772
Transfers		281
Amortization expense		(800)
Impairment losses, net of reversals		(9)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					419
Other intangible assets, ending balance		399
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		1,830			1,852
Changes in scope of consolidation		0
Acquisitions and other increases		42
Disposals and other decreases		(7)
Currency translation differences		(49)
Transfers		(8)
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(1,431)			€ (1,433)
Disposals and other decreases		8
Currency translation differences		40
Transfers		6
Amortization expense		(52)
Impairment losses, net of reversals		€ 0

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.